Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [Line Items]
Loss for the period	$ (33,250)	$ (27,724)
Expected income tax recovery	(8,645)	(7,208)
Items not deductible for income tax purposes	3,612	1,010
Effect of change in deferred income tax rate	3,964
Effect of lower (higher) tax rate in foreign jurisdiction	(25)	(647)
Change in unrecognized deferred tax assets and other	$ 1,094	3,567
Minera Exar
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [Line Items]
Loss of sale of 50% interest in Minera Exar		$ 3,278